                                  UNITED STATES
                        SECURTIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended September 30, 1998

If amended report check here:

NewSouth Capital Management, Inc.
----------------------------------------
Name of Institutional Investment Manager

1000 Ridgeway Loop Road, Suite 233, Memphis,  TN     38120-4023
--------------------------------------------------------------------------------
Business Address    (Street)         (City) (State)    (Zip)

D. Stephen Morrow           (901) 761-5561              Executive Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Memphis and State of Tennessee on the 10th day of November, 1998.

NewSouth Capital Management, Inc.
-----------------------------------------
(Name of Institutional Investment Manager)

D. Stephen Morrow
-----------------
(Manual Signature of Person Duly Authorized to submit this report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                             13F File No.:
---------------------------------------------------------------
1. NewSouth Capital Management, Inc.                28-1652

             ITEM 1                       ITEM 2            ITEM 3         ITEM 4           ITEM 5                  ITEM 8
                                                             CUSIP       Fair Market       Shares of           Voting Authority
        Name of Issuer               Title of Class         Number         Value       Principal Amount       Sole         None
----------------------------------------------------------------------------------------------------------------------------------
AGCO Corp.                                Common           001084102       5,546,807          853,355         768,255      85,100
----------------------------------------------------------------------------------------------------------------------------------
Alberto Culver Class A                    Common           013068200      22,385,824        1,047,290         965,290      82,000
----------------------------------------------------------------------------------------------------------------------------------
Alltel Corp.                              Common           020039103      44,987,787          954,648         886,698      67,950
----------------------------------------------------------------------------------------------------------------------------------
American Stores Co.                       Common           030096101       2,514,487           78,120          78,120
----------------------------------------------------------------------------------------------------------------------------------
AMR Corp.                                 Common           001765106       2,657,119           47,930          47,930
----------------------------------------------------------------------------------------------------------------------------------
Amsouth Bancorp                           Common           032165102         958,162           28,078          28,078
----------------------------------------------------------------------------------------------------------------------------------
Arrow Electronics                         Common           042735100       7,294,547          555,775         485,775      70,000
----------------------------------------------------------------------------------------------------------------------------------
Astec Industries Inc                      Common           046224101       2,344,375           55,000          55,000
----------------------------------------------------------------------------------------------------------------------------------
AutoZone, Inc.                            Common           053332102       4,590,716          186,425         186,425
----------------------------------------------------------------------------------------------------------------------------------
Avnet Inc.                                Common           053807103      17,812,464          483,870         432,370      51,500
----------------------------------------------------------------------------------------------------------------------------------
Bankunited Cap Tr  Pfd B 10.25            Pfd              06651Y401         401,600              400             400
----------------------------------------------------------------------------------------------------------------------------------
Bell Industries                           Common           078107109       4,781,908          400,579         400,579
----------------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp                       Common           084423102      18,703,094          626,045         578,045      48,000
----------------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.                 Common           05548J106       4,998,000          136,000         136,000
----------------------------------------------------------------------------------------------------------------------------------
Black & Decker                            Common           091797100       1,302,862           31,300          31,300
----------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp.                         Common           103304101         163,125           45,000          45,000
----------------------------------------------------------------------------------------------------------------------------------
Buckeye Partners L.P. *                   Common           118230101         393,750           14,000          14,000
----------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies Corp.                Common           118255108      51,859,424        2,871,110       2,696,110     175,000
----------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe C            Common           12189T104       4,057,018          125,799         125,799
----------------------------------------------------------------------------------------------------------------------------------
Burlington Resources                      Common           122014103         233,594            6,250           6,250
----------------------------------------------------------------------------------------------------------------------------------
Cable Michigan Inc.                       Common           12685T103      14,954,211          430,337         430,337
----------------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas Cl A                      Common           127097103      26,008,494        1,705,475       1,587,975     117,500
----------------------------------------------------------------------------------------------------------------------------------
Capital Automotive REIT*                  Common           139733109      17,415,777        1,490,120       1,490,120
----------------------------------------------------------------------------------------------------------------------------------
Cedar Fair, L.P. *                        Common           150185106      13,991,950          571,100         571,100
----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                             Common           151313103       2,373,825          204,200         204,200
----------------------------------------------------------------------------------------------------------------------------------
Chrysler Corp.                            Common           171196108       8,984,941          187,675         187,675
----------------------------------------------------------------------------------------------------------------------------------
Coca Cola Company                         Common           191216100         461,000            8,000           8,000
----------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive                         Common           194162103         962,500           14,000          14,000
----------------------------------------------------------------------------------------------------------------------------------
Columbia Energy Group                     Common           197648108         263,812            4,500           4,500
----------------------------------------------------------------------------------------------------------------------------------
Community Bank (Calif) 13% Non            Pfd              203507207         268,750           10,000          10,000
----------------------------------------------------------------------------------------------------------------------------------
Conseco Inc                               Common           208464107      54,095,686        1,770,002       1,672,002      98,000
----------------------------------------------------------------------------------------------------------------------------------
Consolidated Stores Corp                  Common           210149100         657,850           33,521          33,521
----------------------------------------------------------------------------------------------------------------------------------
Consumer Portfolio Services               Common           210502100       8,750,569        2,413,950       2,413,950
----------------------------------------------------------------------------------------------------------------------------------
Corporate Express, Inc.                   CnvtBl           219888AE4         637,000              700 (1)         700
----------------------------------------------------------------------------------------------------------------------------------
Costco Company                            Common           22160Q102       1,609,471           33,973          33,973
----------------------------------------------------------------------------------------------------------------------------------
CPI Corp.                                 Common           125902106      28,536,781        1,204,719       1,133,730      70,989
----------------------------------------------------------------------------------------------------------------------------------
Credit Depot Warehouse Lending            CnvtBl           credware9         578,261          578,261         578,261
----------------------------------------------------------------------------------------------------------------------------------
CSX Corp.                                 Common           126408103       2,281,260           54,235          54,235
----------------------------------------------------------------------------------------------------------------------------------
CTBI Preferred Cap Trust 9%               Pfd              12641H201         515,000           20,000          20,000
----------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                 Common           126650100       3,822,641           87,250          87,250
----------------------------------------------------------------------------------------------------------------------------------
Dayton Hudson                             Common           239753106       3,743,382          104,710         104,710
----------------------------------------------------------------------------------------------------------------------------------
Delta Airlines                            Common           247361108         921,444            9,475           9,475
----------------------------------------------------------------------------------------------------------------------------------
Developers Div Realty                     CnvtBl           251591AA1         579,740              574 (2)         574
----------------------------------------------------------------------------------------------------------------------------------
Discount Auto Parts Inc                   Common           254642101       5,043,500          209,600         209,600
----------------------------------------------------------------------------------------------------------------------------------
Eagle Hardware & Garden                   Common           26959B101       2,962,512          136,600         136,600
----------------------------------------------------------------------------------------------------------------------------------
Eagle USA Airfreight Inc                  Common           270018104         352,450           25,175          25,175
----------------------------------------------------------------------------------------------------------------------------------
East West Bank                            Common           27579G207       1,200,000          200,000         200,000
----------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund AT&T                   Common           294700703         203,794            1,384           1,384
----------------------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc.                         Common           294703103         257,612           22,280          22,280
----------------------------------------------------------------------------------------------------------------------------------
Excel Legacy Corp*                        Common           300665106       1,460,632          502,583         502,583
----------------------------------------------------------------------------------------------------------------------------------
Exxon Corp                                Common           302290101         343,237            4,860           4,860
----------------------------------------------------------------------------------------------------------------------------------
FDX Corp.                                 Common           31304N107       1,782,865           39,785          39,785
----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Asso            Common           313586109         345,665            5,380           5,380
----------------------------------------------------------------------------------------------------------------------------------
Federated Dept. Stores, Inc.              Common           31410H101       1,651,498           45,402          45,402
----------------------------------------------------------------------------------------------------------------------------------
Ferrellgas Partners LP *                  Common           315293100       1,703,875           86,000          86,000
----------------------------------------------------------------------------------------------------------------------------------
Fingerhut Companies                       Common           317867109      45,260,215        4,114,565       3,894,565     220,000
----------------------------------------------------------------------------------------------------------------------------------
First American Corp. TN                   Common           318900107         748,312           19,500          19,500
----------------------------------------------------------------------------------------------------------------------------------
First Cash, Inc.                          Common           31942D107       1,860,000          160,000         160,000
----------------------------------------------------------------------------------------------------------------------------------

First Tennessee Natl. Corp.               Common           337162101       1,624,657           59,484          59,484
----------------------------------------------------------------------------------------------------------------------------------
Food Lion Inc Cl A                        Common           344775200       5,199,344          489,350         489,350
----------------------------------------------------------------------------------------------------------------------------------
Ford Motor                                Common           345370100      16,209,125          344,875         344,875
----------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp                           Common           346091606         301,632           29,073          29,073
----------------------------------------------------------------------------------------------------------------------------------
Fort Bend Conv Sub Deb                    CnvtBl           346824AA3         475,625              250 (3)         250
----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                               Common           313400301      33,386,956          672,785         614,285      58,500
----------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                 Common           364760108       5,897,450          111,800         111,800
----------------------------------------------------------------------------------------------------------------------------------
General Motors                            Common           370442105      10,483,594          191,045         191,045
----------------------------------------------------------------------------------------------------------------------------------
Grand Casinos Inc                         Common           385269105         174,625           22,000          22,000
----------------------------------------------------------------------------------------------------------------------------------
Grove Property Trust*                     Common           399613108       3,172,000          317,200         317,200
----------------------------------------------------------------------------------------------------------------------------------
Hallwood Energy Partners, L.P.            Common           40636P201       1,026,250          205,250         205,250
----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                          Common           437076102      14,690,998          371,924         371,924
----------------------------------------------------------------------------------------------------------------------------------
J Ray McDermott S A                       Common           P64658100       8,882,717          295,475         278,975      16,500
----------------------------------------------------------------------------------------------------------------------------------
J. C. Penney                              Common           708160106       2,915,635           64,882          64,882
----------------------------------------------------------------------------------------------------------------------------------
Journal Register Co.                      Common           481138105      12,221,850          828,600         828,600
----------------------------------------------------------------------------------------------------------------------------------
Kaydon Corp.                              Common           486587108      42,567,494        1,617,767       1,512,767     105,000
----------------------------------------------------------------------------------------------------------------------------------
K-Mart Corp.                              Common           482584109       1,837,200          153,100         153,100
----------------------------------------------------------------------------------------------------------------------------------
Kroger Co.                                Common           501044101       6,573,500          131,470         131,470
----------------------------------------------------------------------------------------------------------------------------------
Lechters Inc                              CnvtBl           U52323AA7         887,500              250 (4)         250
----------------------------------------------------------------------------------------------------------------------------------
Limited, Inc.                             Common           532716107       1,668,566           76,060          76,060
----------------------------------------------------------------------------------------------------------------------------------
Local Financial Corporation               Common           539553107       1,164,375          135,000         135,000
----------------------------------------------------------------------------------------------------------------------------------
Lowe's Co.                                Common           548661107       2,058,269           64,700          64,700
----------------------------------------------------------------------------------------------------------------------------------
M A Hanna Co.                             Common           410522106      15,523,864        1,379,899       1,282,399      97,500
----------------------------------------------------------------------------------------------------------------------------------
May Dept. Stores                          Common           577778103       1,583,625           30,750          30,750
----------------------------------------------------------------------------------------------------------------------------------
McDermott International Inc.              Common           580037109      15,109,109          560,895         489,895      71,000
----------------------------------------------------------------------------------------------------------------------------------
Medical Assurance, Inc.                   Common           58449U100         657,780           24,822          24,822
----------------------------------------------------------------------------------------------------------------------------------
Metris Companies                          Common           591598107      55,365,802        1,187,470       1,120,616      66,854
----------------------------------------------------------------------------------------------------------------------------------
Municipal Mortgage & Equity *             Common           62624B101       5,244,356          266,380         266,380
----------------------------------------------------------------------------------------------------------------------------------
National Commerce Bancorporati            Common           635449101         988,746           59,924          59,924
----------------------------------------------------------------------------------------------------------------------------------
Nationsbank Corp.                         Common           638585109         352,244            6,584           6,584
----------------------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty Trust*              Common           648053106      16,308,949          699,580         699,580
----------------------------------------------------------------------------------------------------------------------------------
Newell Co.                                Common           651192106       1,778,934           38,620          38,620
----------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern                          Common           655844108       3,232,912          111,240         111,240
----------------------------------------------------------------------------------------------------------------------------------
Norrell Corp                              Common           656301108      12,238,845          815,923         815,923
----------------------------------------------------------------------------------------------------------------------------------
Ocwen Asset Investment Corp.*             Common           67574M106       2,939,062          376,200         376,200
----------------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp                      Common           675746101      16,330,431        1,866,335       1,786,335      80,000
----------------------------------------------------------------------------------------------------------------------------------
Old Republic Int'l.                       Common           680223104      24,340,953        1,069,932       1,016,432      53,500
----------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc.                  Common           704379106       1,169,464           28,265          28,265
----------------------------------------------------------------------------------------------------------------------------------
Penn Virginia Corporation                 Common           707882106       2,994,469          136,500         136,500
----------------------------------------------------------------------------------------------------------------------------------
Pfizer Co.                                Common           717081103         324,124            3,065           3,065
----------------------------------------------------------------------------------------------------------------------------------
Philip Morris                             Common           718154107       2,364,762           51,130          51,130
----------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber, L.P. *                 Common           729237107       1,877,400           67,050          67,050
----------------------------------------------------------------------------------------------------------------------------------
Premark Int'l Inc.                        Common           740459102         204,856            7,300           7,300
----------------------------------------------------------------------------------------------------------------------------------
Prime Retail, Inc. 10.50% Sr.             Pfd              741570204       5,418,475          224,600         224,600
----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble                          Common           742718109         270,275            3,800           3,800
----------------------------------------------------------------------------------------------------------------------------------
Provident Bankshares                      Common           743859100         717,030           28,257          28,257
----------------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp.                 Common           75952U103      19,563,570          501,630         458,130      43,500
----------------------------------------------------------------------------------------------------------------------------------
Rite Aid                                  Common           767754104       2,689,835           75,770          75,770
----------------------------------------------------------------------------------------------------------------------------------
Saks, Inc.                                Common           79377w108      37,454,515        1,669,282       1,562,782     106,500
----------------------------------------------------------------------------------------------------------------------------------
Scott Technologies Inc - Cl A             Common           810022103      13,259,198        1,191,838       1,090,338     101,500
----------------------------------------------------------------------------------------------------------------------------------
Scott Technologies Inc - Cl B             Common           810022202         264,000           24,000          24,000
----------------------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                       Common           812387108       4,453,658          100,790         100,790
----------------------------------------------------------------------------------------------------------------------------------
Shoney's, Inc.                            Common           825039100       5,221,562        2,695,000       2,695,000
----------------------------------------------------------------------------------------------------------------------------------
Southdown Inc.                            Common           841297104      35,623,890          791,642         740,642      51,000
----------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines                        Common           844741108       2,009,569           99,238          99,238
----------------------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Svcs, Inc.            Common           860342104      11,697,066          995,495         913,495      82,000
----------------------------------------------------------------------------------------------------------------------------------
Storage Trust Realty *                    Common           861909109         517,000           22,000          22,000
----------------------------------------------------------------------------------------------------------------------------------
Storage USA, Inc. *                       Common           861907103       1,541,560           45,340          45,340
----------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.                      Common           866674104       1,094,137           32,600          32,600
----------------------------------------------------------------------------------------------------------------------------------
Telephone & Data                          Common           879433100      28,935,613          829,695         761,695      68,000
----------------------------------------------------------------------------------------------------------------------------------
Teppco Partners LP UT Ltd Part            Common           872384102         447,312           17,000          17,000
----------------------------------------------------------------------------------------------------------------------------------

Toys R Us                                 Common           892335100       1,462,719           90,361          90,361
----------------------------------------------------------------------------------------------------------------------------------
Travel Ports of America                   Common           894167105          41,642           14,176          14,176
----------------------------------------------------------------------------------------------------------------------------------
Travelers Group, Inc.                     Common           894190107         409,687           10,925          10,925
----------------------------------------------------------------------------------------------------------------------------------
Trenwick Group                            Common           895290104      30,583,871        1,050,090         985,090      65,000
----------------------------------------------------------------------------------------------------------------------------------
Tupperware Corporation                    Common           899896104         185,650           15,800          15,800
----------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                       Common           907818108       2,625,572           61,597          61,597
----------------------------------------------------------------------------------------------------------------------------------
United Companies Finl 6.75% Pf            Pfd              909870206       1,851,025          116,600         116,600
----------------------------------------------------------------------------------------------------------------------------------
United Cos Financial Corp                 Common           909870107      14,130,800        1,766,350       1,630,350     136,000
----------------------------------------------------------------------------------------------------------------------------------
UNUM Corp.                                Common           903192102       3,544,209           71,330          71,330
----------------------------------------------------------------------------------------------------------------------------------
US Airways Group                          Common           911905107       2,196,872           43,395          43,395
----------------------------------------------------------------------------------------------------------------------------------
Wabash National Corp                      Common           929566107         415,581           28,175          28,175
----------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                              Common           931422109       4,329,141           98,250          98,250
----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores                           Common           931142103      29,627,999          542,389         542,389
----------------------------------------------------------------------------------------------------------------------------------
Weatherford International                 Common           947074100      22,674,461        1,048,530         962,130      86,400
----------------------------------------------------------------------------------------------------------------------------------
Winston Hotels Inc Cum Pfd 9.2            Pfd              97563A201         425,000           20,000          20,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                       =============
                                                                       1,095,609,718
                                                                       =============


                                                                                ITEM 6 - Sole investment Discretion
                                                                                ITEM 7 - Not applicable
(1) Converts to 21,000 shares
(2) Converts to 34,397.01 shares
(3) Converts to 23,148 shares
(4) Converts to 40,987.65 shares

THE FOLLOWING SECURITIES ARE ADDITIONS TO THOSE ALREADY LISTED, BUT ARE
BEING REPORTED SEPARATELY BECAUSE NEWSOUTH MANAGES THEM THROUGH A SMITH
BARNEY FIDUCIARY SERVICES PROGRAM WHEREBY ACCOUNTS ARE PLACED WITH US FOR MANAGEMENT. ALTHOUGH DISCRETIONARY RESPONSIBILITY FOR THE ACCOUNTS IS WITH
US, SB RETAINS THE RESPONSIBILITY FOR REPORTING THESE SECURITIES ON THEIR 13F IF THE SIZE OF A PARTICULAR HOLDING TRIGGERS 13F FILING REQUIREMENTS.


              ITEM 1                           ITEM 2                 ITEM 3             ITEM 4                ITEM 5
         Name of Issuer                     Title of Class            CUSIP            Fair Market            Shares of
                                                                      Number              Value            Principal Amount
----------------------------------------------------------------------------------------------------------------------------
Alltel Corp.                                     Common               020039103          3,971,874               84,283
----------------------------------------------------------------------------------------------------------------------------
AGCO Corporation                                 Common               001084102            982,840              151,205
----------------------------------------------------------------------------------------------------------------------------
Alberto Culver Co. Cl A                          Common               013068200          1,875,061               87,720
----------------------------------------------------------------------------------------------------------------------------
Arrow Electronics Inc.                           Common               042735100            282,394               21,515
----------------------------------------------------------------------------------------------------------------------------
Avnet, Inc.                                      Common               053807103          1,673,936               45,471
----------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp                              Common               084423102          1,924,746               64,425
----------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies Corp.                       Common               11815H104          3,303,083              182,864
----------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas                                  Common               127097103          2,360,822              154,805
----------------------------------------------------------------------------------------------------------------------------
Cedar Fair L.P.                                  Prtnrshp             150185106            206,290                8,420
----------------------------------------------------------------------------------------------------------------------------
Conseco Inc                                      Common               208464107          3,868,874              126,587
----------------------------------------------------------------------------------------------------------------------------
CPI Corp.                                        Common               125902106          2,365,147               99,846
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mtg.                           Common               313400301          2,740,066               55,215
----------------------------------------------------------------------------------------------------------------------------
Fingerhut Companies                              Common               317867109          2,150,390              195,490
----------------------------------------------------------------------------------------------------------------------------
J Ray McDermott S A                              Common               P64658100              3,006                  100
----------------------------------------------------------------------------------------------------------------------------
Kaydon                                           Common               486587108          2,736,945              104,015
----------------------------------------------------------------------------------------------------------------------------
M A Hanna Co.                                    Common               410522106          1,081,206               96,103
----------------------------------------------------------------------------------------------------------------------------
McDermott International Inc.                     Common               580037109          2,352,508               87,330
----------------------------------------------------------------------------------------------------------------------------
Metris Companies                                 Common               591598107          2,914,396               62,508
----------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp                             Common               675746101            943,381              107,810
----------------------------------------------------------------------------------------------------------------------------
Old Republic Int'l                               Common               680223104          2,702,294              118,780
----------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp.                        Common               75952U103          2,188,290               56,110
----------------------------------------------------------------------------------------------------------------------------
Saks, Inc.                                       Common               79377w108          1,824,713               81,322
----------------------------------------------------------------------------------------------------------------------------
Scott Technologies Inc. CL A                     Common               810022103          1,290,421              115,990
----------------------------------------------------------------------------------------------------------------------------
Scott Technologies Inc. CL B                     Common               810022202              6,394                  550
----------------------------------------------------------------------------------------------------------------------------
Southdown                                        Common               841297104          2,113,605               46,969
----------------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Svcs Inc.                    Common               860342104          1,248,543              106,255
----------------------------------------------------------------------------------------------------------------------------
Telephone & Data                                 Common               879433100          2,252,094               64,575
----------------------------------------------------------------------------------------------------------------------------
Trenwick Group Inc.                              Common               895290104          2,400,173               82,408
----------------------------------------------------------------------------------------------------------------------------
Tupperware Corporation                           Common               899896104            207,872               17,690
----------------------------------------------------------------------------------------------------------------------------
United Companies Financial Corp.                 Common               909870107            987,560              123,445
----------------------------------------------------------------------------------------------------------------------------
United Companies Financial Corp.-Pfd             Preferred            909870206             11,430                  720
----------------------------------------------------------------------------------------------------------------------------
Weatherford Enterra Inc.                         Common               947071106          1,671,839               77,310
----------------------------------------------------------------------------------------------------------------------------

                                                                                ===================
                                                                                        56,642,193
                                                                                ===================


Sole discretion and voting authority are applicable

THE FOLLOWING SECURITIES ARE ADDITIONS TO THOSE ALREADY LISTED, BUT ARE
BEING REPORTED SEPARATELY BECAUSE NEWSOUTH MANAGES THEM THROUGH A MORGAN,
KEEGAN PROGRAM WHEREBY ACCOUNTS ARE PLACED WITH US FOR MANAGEMENT. ALTHOUGH DISCRETIONARY RESPONSIBILITY FOR THE ACCOUNTS IS WITH US, MORGAN, KEEGAN RETAINS THE RESPONSIBILITY OF REPORTING THESE SECURITIES ON THEIR 13F IF THE SIZE OF
A PARTICULAR HOLDING TRIGGERS 13F FILING REQUIREMENTS.

                 ITEM 1                           ITEM 2              ITEM 3              ITEM 4                ITEM 5
             Name of Issuer                   Title of Class          CUSIP             Fair Market            Shares of
                                                                      Number              Value             Principal Amount
----------------------------------------------------------------------------------------------------------------------------
Alltel Corp.                                     Common               020039103          1,479,395               31,393
----------------------------------------------------------------------------------------------------------------------------
Alberto Culver Co. Cl A                          Common               013068200            490,663               22,955
----------------------------------------------------------------------------------------------------------------------------
AGCO Corp.                                       Common               001084102            180,830               27,820
----------------------------------------------------------------------------------------------------------------------------
Arrow Electronics                                Common               042735100            227,719               17,350
----------------------------------------------------------------------------------------------------------------------------
Avnet, Inc.                                      Common               053807103            471,384               12,805
----------------------------------------------------------------------------------------------------------------------------
Bell Industries                                  Common               078107109              9,669                  810
----------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp                              Common               084423102            520,721               17,430
----------------------------------------------------------------------------------------------------------------------------
Buckeye Cellulose Corp                           Common               11815H104          1,113,643               61,655
----------------------------------------------------------------------------------------------------------------------------
Capital Automotive REIT*                         Common               139733109            773,888               66,215
----------------------------------------------------------------------------------------------------------------------------
CPI Corp.                                        Common               125902106            895,340               37,798
----------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas                                  Common               127097103            782,783               51,330
----------------------------------------------------------------------------------------------------------------------------
Cedar Fair, L.P. *                               Common               150185106            245,000               10,000
----------------------------------------------------------------------------------------------------------------------------
Conseco Inc                                      Common               208464107          1,129,682               36,963
----------------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc.                                Common               294703103              9,713                  840
----------------------------------------------------------------------------------------------------------------------------
Excel Legacy Corp*                               Common               300665106              4,912                1,690
----------------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty Trust*                     Common               648053106             39,398                1,690
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                      Common               313400301            690,036               13,905
----------------------------------------------------------------------------------------------------------------------------
Scott Technologies Inc - Cl A                    Common               810022103            526,658               47,340
----------------------------------------------------------------------------------------------------------------------------
Scott Technologies Inc - Cl B                    Common               810022202              2,200                  200
----------------------------------------------------------------------------------------------------------------------------
Fingerhut Companies                              Common               317867109            730,785               66,435
----------------------------------------------------------------------------------------------------------------------------
J Ray McDermott S A                              Common               P64658100            769,149               25,585
----------------------------------------------------------------------------------------------------------------------------
Journal Register Co.                             Common               481138105             10,325                  700
----------------------------------------------------------------------------------------------------------------------------
Kaydon Corp                                      Common               486587108            951,855               36,175
----------------------------------------------------------------------------------------------------------------------------
M A Hanna Co.                                    Common               410522106            458,764               40,779
----------------------------------------------------------------------------------------------------------------------------
Metris Companies                                 Common               591598107            986,102               21,150
----------------------------------------------------------------------------------------------------------------------------
Norrell Corp                                     Common               656301108            150,000               10,000
----------------------------------------------------------------------------------------------------------------------------
Old Republic Int'l                               Common               680223104            847,574               37,256
----------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp                             Common               675746101            237,781               27,175
----------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp.                        Common               75952U103            717,990               18,410
----------------------------------------------------------------------------------------------------------------------------
Saks, Inc.                                       Common               79377w108            704,784               31,411
----------------------------------------------------------------------------------------------------------------------------
Southdown                                        Common               841297104            692,100               15,380
----------------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Services                     Common               860342104            376,999               32,085
----------------------------------------------------------------------------------------------------------------------------
Storage USA Inc.                                 Common               861907103             22,780                  670
----------------------------------------------------------------------------------------------------------------------------
Telephone & Data                                 Common               879433100            864,377               24,785
----------------------------------------------------------------------------------------------------------------------------
Trenwick Group Inc.                              Common               895290104            778,511               26,730
----------------------------------------------------------------------------------------------------------------------------
United Cos Financial Corp.                       Common               909870107            238,000               29,750
----------------------------------------------------------------------------------------------------------------------------
United Cos Financial Corp.-6.75%                 Preferred            909870206            138,589                8,730
----------------------------------------------------------------------------------------------------------------------------
Weatherford Enterra, Inc.                        Common               947071106            480,854               22,236
----------------------------------------------------------------------------------------------------------------------------
                                                                                ===================
                                                                                        19,750,953
                                                                                ===================

Sole discretion and voting authority are applicable

THE FOLLOWING SECURITIES ARE ADDITIONS TO THOSE ALREADY LISTED, BUT ARE BEING REPORTED SEPARATELY BECAUSE NEWSOUTH MANAGES THEM THROUGH A LOCKWOOD FINANCIAL
SERVICES   PROGRAM WHEREBY ACCOUNTS ARE PLACED WITH US FOR MANAGEMENT.
ALTHOUGH DISCRETIONARY RESPONSIBILITY FOR THE ACCOUNTS IS WITH US, LOCKWOOD FINANCIAL RETAINS THE RESPONSIBILITY OF REPORTING THESE SECURITIES ON THEIR 13F IF THE SIZE OF A PARTICULAR HOLDING TRIGGERS 13F FILING REQUIREMENTS.

              ITEM 1                           ITEM 2                  ITEM 3             ITEM 4              ITEM 5
         Name of Issuer                    Title of Class              CUSIP            Fair Market          Shares of
                                                                       Number              Value          Principal Amount
----------------------------------------------------------------------------------------------------------------------------
Alltel Corp.                                     Common               020039103             23,515                  499
----------------------------------------------------------------------------------------------------------------------------
Alberto Culver Co. Cl A                          Common               013068200             12,398                  580
----------------------------------------------------------------------------------------------------------------------------
AGCO Corp.                                       Common               001084102              8,710                1,340
----------------------------------------------------------------------------------------------------------------------------
Avnet, Inc.                                      Common               053807103              9,939                  270
----------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp                              Common               084423102             11,204                  375
----------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies Corp                        Common               11815H104             19,861                1,100
----------------------------------------------------------------------------------------------------------------------------
CPI Corp.                                        Common               125902106             17,762                  750
----------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas                                  Common               127097103             14,488                  950
----------------------------------------------------------------------------------------------------------------------------
Conseco Inc                                      Common               208464107             20,259                  663
----------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                      Common               313400301             21,835                  440
----------------------------------------------------------------------------------------------------------------------------
Scott Technologies Inc - Cl A                    Common               810022103              8,956                  805
----------------------------------------------------------------------------------------------------------------------------
Fingerhut Companies                              Common               317867109             13,860                1,260
----------------------------------------------------------------------------------------------------------------------------
Kaydon Corp                                      Common               486587108             15,653                  595
----------------------------------------------------------------------------------------------------------------------------
M A Hanna Co.                                    Common               410522106              7,763                  690
----------------------------------------------------------------------------------------------------------------------------
McDermott International Inc.                     Common               580037109             15,489                  575
----------------------------------------------------------------------------------------------------------------------------
Metris Companies                                 Common               591598107             18,752                  402
----------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp                             Common               675746101              5,688                  650
----------------------------------------------------------------------------------------------------------------------------
Old Republic Int'l                               Common               680223104             15,107                  664
----------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp.                        Common               75952U103             12,675                  325
----------------------------------------------------------------------------------------------------------------------------
Saks, Inc.                                       Common               79377w108              9,668                  431
----------------------------------------------------------------------------------------------------------------------------
Southdown                                        Common               841297104             14,400                  320
----------------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Services                     Common               860342104              7,873                  670
----------------------------------------------------------------------------------------------------------------------------
Telephone & Data                                 Common               879433100             13,078                  375
----------------------------------------------------------------------------------------------------------------------------
Trenwick Group Inc.                              Common               895290104             15,873                  545
----------------------------------------------------------------------------------------------------------------------------
United Cos Financial Corp.                       Common               909870107              6,800                  850
----------------------------------------------------------------------------------------------------------------------------
Weatherford Enterra, Inc.                        Common               947071106             16,976                  785
----------------------------------------------------------------------------------------------------------------------------
                                                                                ===================
                                                                                           358,582
                                                                                ===================

Sole discretion and voting authority are applicable